Columbia Capital Allocation Portfolios
Third Quarter Report
October 31, 2025 (Unaudited)
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 24.0%
	Shares	Value ($)
International 4.2%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	67,615	1,179,884
Columbia Overseas Core Fund, Institutional 3 Class(a)	397,412	5,237,892
Total		6,417,776
U.S. Large Cap 19.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	161,561	6,934,207
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	289,821	6,897,752
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	48,184	4,432,478
Columbia Disciplined Core Fund, Institutional 3 Class(a)	411,502	6,933,802
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	220,399	4,165,533
Total		29,363,772
U.S. Small Cap 0.8%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	27,137	657,262
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	18,043	653,862
Total		1,311,124
Total Equity Funds (Cost $30,226,225)		37,092,672

Exchange-Traded Equity Funds 0.9%

Emerging Markets 0.9%
Columbia Research Enhanced Emerging Economies ETF(a)	48,785	1,358,116
Total Exchange-Traded Equity Funds (Cost $1,223,528)		1,358,116

Fixed Income Funds 71.2%
	Shares	Value ($)
Emerging Markets 3.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	488,753	4,951,074
High Yield 7.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,037,331	11,607,729
Investment Grade 60.5%
Columbia Bond Fund, Institutional 3 Class(a)	1,657,336	50,250,440
Columbia Quality Income Fund, Institutional 3 Class(a)	757,554	13,908,683
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	1,914,700	17,806,711
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	1,125,205	11,353,320
Total		93,319,154
Total Fixed Income Funds (Cost $114,222,535)		109,877,957

Money Market Funds 3.5%

Columbia Short-Term Cash Fund, 4.220%(a),(c)	5,415,851	5,414,226
Total Money Market Funds (Cost $5,414,278)		5,414,226
Total Investments in Securities (Cost: $151,086,566)		153,742,971
Other Assets & Liabilities, Net		641,877
Net Assets		154,384,848
At October 31, 2025, securities and/or cash totaling $774,680 were pledged as collateral.

Columbia Capital Allocation Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
656,000 EUR	762,088 USD	Citi	11/26/2025	5,012	—
110,676,000 JPY	725,466 USD	Citi	11/26/2025	5,697	—
747,872 USD	7,615,000 NOK	Citi	11/26/2025	3,906	—
1,516,422 USD	229,520,000 JPY	Goldman Sachs International	11/26/2025	—	(23,764)
618,000 CHF	773,687 USD	Morgan Stanley	11/26/2025	3,766	—
732,255 USD	1,026,000 CAD	State Street	11/26/2025	93	—
7,207,000 SEK	755,811 USD	Wells Fargo	11/26/2025	—	(3,800)
780,126 USD	1,182,000 AUD	Wells Fargo	11/26/2025	—	(6,544)
Total				18,474	(34,108)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	10	11/2025	EUR	813,200	—	(13,617)
IBEX 35 Index	5	11/2025	EUR	800,070	12,705	—
MSCI Emerging Markets Index	36	12/2025	USD	2,533,680	112,678	—
Russell 2000 Index E-mini	5	12/2025	USD	622,475	15,900	—
S&P 500 Index E-mini	3	12/2025	USD	1,031,100	34,233	—
S&P/TSX 60 Index	8	12/2025	CAD	2,850,560	57,926	—
U.S. Treasury 10-Year Note	26	12/2025	USD	2,929,469	15,325	—
U.S. Treasury 10-Year Note	26	12/2025	USD	2,929,469	—	(15,887)
U.S. Treasury Ultra Bond	8	12/2025	USD	970,250	34,171	—
Total					282,938	(29,504)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(24)	12/2025	EUR	(1,360,560)	—	(62,120)
FTSE 100 Index	(13)	12/2025	GBP	(1,266,980)	—	(72,083)
FTSE/MIB Index	(8)	12/2025	EUR	(1,714,320)	—	(4,625)
MSCI EAFE Index	(9)	12/2025	USD	(1,263,195)	—	(5,635)
Total					—	(144,463)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	30,336,055	21,996,333	(4,079,163)	1,997,215	50,250,440	—	(696,427)	1,153,137	1,657,336
Columbia Contrarian Core Fund, Institutional 3 Class
	7,103,458	448,079	(1,318,948)	701,618	6,934,207	—	219,382	—	161,561
Columbia Cornerstone Equity Fund, Institutional 3 Class
	6,006,193	1,347,702	(884,765)	428,622	6,897,752	110,903	144,971	9,281	289,821
Columbia Cornerstone Growth Fund, Institutional 3 Class
	1,618,000	2,861,291	(428,214)	381,401	4,432,478	—	145,942	—	48,184
Columbia Capital Allocation Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Disciplined Core Fund, Institutional 3 Class
	5,972,565	1,129,656	(746,782)	578,363	6,933,802	—	81,359	—	411,502
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,985,423	2,267,628	(617,896)	315,919	4,951,074	—	(85,799)	142,496	488,753
Columbia Emerging Markets Fund, Institutional 3 Class
	—	1,296,926	(234,522)	117,480	1,179,884	—	21,671	—	67,615
Columbia High Yield Bond Fund, Institutional 3 Class
	11,351,611	1,032,032	(1,034,499)	258,585	11,607,729	—	(89,655)	507,333	1,037,331
Columbia Intrinsic Value Fund, Institutional 3 Class
	1,269,576	2,885,620	(233,293)	243,630	4,165,533	—	12,813	19,975	220,399
Columbia Overseas Core Fund, Institutional 3 Class
	7,556,514	180,294	(3,702,110)	1,203,194	5,237,892	—	511,730	8,927	397,412
Columbia Quality Income Fund, Institutional 3 Class
	21,580,422	1,128,316	(11,817,916)	3,017,861	13,908,683	—	(2,087,757)	627,868	757,554
Columbia Research Enhanced Emerging Economies ETF
	—	1,223,528	—	134,588	1,358,116	—	—	—	48,785
Columbia Select Corporate Income Fund, Institutional 3 Class
	17,822,544	999,571	(1,775,539)	760,135	17,806,711	—	(283,489)	623,701	1,914,700
Columbia Select Small Cap Value Fund, Institutional 3 Class
	477,435	231,743	(67,614)	15,698	657,262	—	2,328	—	27,137
Columbia Short-Term Cash Fund, 4.220%
	16,168,270	7,213,596	(17,964,356)	(3,284)	5,414,226	—	54	410,189	5,415,851
Columbia Small Cap Growth Fund, Institutional 3 Class
	501,090	171,065	(137,317)	119,024	653,862	—	(9,427)	—	18,043
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	21,979,226	997,701	(14,538,149)	2,914,542	11,353,320	—	(2,486,307)	502,463	1,125,205
Total	152,728,382			13,184,591	153,742,971	110,903	(4,598,611)	4,005,370

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2025.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Capital Allocation Conservative Portfolio | 2025

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 38.4%
	Shares	Value ($)
International 8.3%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	317,612	5,542,322
Columbia Overseas Core Fund, Institutional 3 Class(a)	1,739,377	22,924,996
Total		28,467,318
U.S. Large Cap 28.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	598,877	25,703,801
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	1,082,053	25,752,859
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	120,734	11,106,301
Columbia Disciplined Core Fund, Institutional 3 Class(a)	1,520,329	25,617,556
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	538,911	10,185,414
Total		98,365,931
U.S. Small Cap 1.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	87,868	2,128,172
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	59,752	2,165,397
Total		4,293,569
Total Equity Funds (Cost $103,817,453)		131,126,818

Exchange-Traded Equity Funds 1.8%

Emerging Markets 1.8%
Columbia Research Enhanced Emerging Economies ETF(a)	221,114	6,155,548
Total Exchange-Traded Equity Funds (Cost $5,545,539)		6,155,548

Fixed Income Funds 55.6%
	Shares	Value ($)
Emerging Markets 3.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,009,391	10,225,133
High Yield 6.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,828,778	20,464,028
Investment Grade 46.6%
Columbia Bond Fund, Institutional 3 Class(a)	2,632,872	79,828,694
Columbia Quality Income Fund, Institutional 3 Class(a)	1,288,524	23,657,293
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	3,798,332	35,324,486
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,014,263	20,323,910
Total		159,134,383
Total Fixed Income Funds (Cost $202,593,384)		189,823,544

Money Market Funds 3.7%

Columbia Short-Term Cash Fund, 4.220%(a),(c)	12,573,027	12,569,255
Total Money Market Funds (Cost $12,569,424)		12,569,255
Total Investments in Securities (Cost: $324,525,800)		339,675,165
Other Assets & Liabilities, Net		1,638,756
Net Assets		341,313,921
At October 31, 2025, securities and/or cash totaling $1,750,507 were pledged as collateral.
Columbia Capital Allocation Moderate Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,818,000 EUR	2,112,007 USD	Citi	11/26/2025	13,889	—
308,636,000 JPY	2,023,066 USD	Citi	11/26/2025	15,886	—
2,063,891 USD	21,015,000 NOK	Citi	11/26/2025	10,781	—
4,202,633 USD	636,095,000 JPY	Goldman Sachs International	11/26/2025	—	(65,859)
1,707,000 CHF	2,137,027 USD	Morgan Stanley	11/26/2025	10,401	—
2,025,479 USD	2,838,000 CAD	State Street	11/26/2025	256	—
19,888,000 SEK	2,085,691 USD	Wells Fargo	11/26/2025	—	(10,486)
2,150,296 USD	3,258,000 AUD	Wells Fargo	11/26/2025	—	(18,037)
Total				51,213	(94,382)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	23	11/2025	EUR	1,870,360	—	(31,320)
IBEX 35 Index	12	11/2025	EUR	1,920,168	30,493	—
MSCI Emerging Markets Index	93	12/2025	USD	6,545,340	291,084	—
Russell 2000 Index E-mini	9	12/2025	USD	1,120,455	28,620	—
S&P 500 Index E-mini	6	12/2025	USD	2,062,200	68,466	—
S&P/TSX 60 Index	18	12/2025	CAD	6,413,760	130,333	—
U.S. Treasury 10-Year Note	73	12/2025	USD	8,225,047	43,028	—
U.S. Treasury 10-Year Note	57	12/2025	USD	6,422,297	—	(34,828)
U.S. Treasury Ultra Bond	7	12/2025	USD	848,969	29,900	—
Total					621,924	(66,148)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(61)	12/2025	EUR	(3,458,090)	—	(157,888)
FTSE 100 Index	(32)	12/2025	GBP	(3,118,720)	—	(177,435)
FTSE/MIB Index	(17)	12/2025	EUR	(3,642,930)	—	(9,829)
MSCI EAFE Index	(19)	12/2025	USD	(2,666,745)	—	(11,896)
Total					—	(357,048)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	50,023,730	32,286,065	(5,558,659)	3,077,558	79,828,694	—	(934,687)	1,889,040	2,632,872
Columbia Contrarian Core Fund, Institutional 3 Class
	25,304,797	639,286	(2,696,379)	2,456,097	25,703,801	—	857,719	—	598,877
Columbia Cornerstone Equity Fund, Institutional 3 Class
	24,785,503	1,199,128	(1,739,129)	1,507,357	25,752,859	465,127	686,425	38,923	1,082,053
Columbia Cornerstone Growth Fund, Institutional 3 Class
	5,034,889	6,476,957	(1,327,533)	921,988	11,106,301	—	405,640	—	120,734

Columbia Capital Allocation Moderate Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Disciplined Core Fund, Institutional 3 Class
	24,688,293	563,341	(1,749,908)	2,115,830	25,617,556	—	461,635	—	1,520,329
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	4,935,428	5,388,577	(570,861)	471,989	10,225,133	—	(39,079)	263,380	1,009,391
Columbia Emerging Markets Fund, Institutional 3 Class
	—	5,457,000	(508,612)	593,934	5,542,322	—	41,535	—	317,612
Columbia High Yield Bond Fund, Institutional 3 Class
	26,631,427	1,189,062	(8,362,411)	1,005,950	20,464,028	—	(625,072)	1,106,337	1,828,778
Columbia Intrinsic Value Fund, Institutional 3 Class
	3,500,632	6,455,335	(407,193)	636,640	10,185,414	—	21,084	51,307	538,911
Columbia Overseas Core Fund, Institutional 3 Class
	30,013,316	143,183	(11,908,540)	4,677,037	22,924,996	—	2,260,920	35,601	1,739,377
Columbia Quality Income Fund, Institutional 3 Class
	42,060,505	1,271,030	(25,790,508)	6,116,266	23,657,293	—	(4,327,172)	1,199,487	1,288,524
Columbia Research Enhanced Emerging Economies ETF
	—	5,545,539	—	610,009	6,155,548	—	—	—	221,114
Columbia Select Corporate Income Fund, Institutional 3 Class
	35,511,187	1,316,145	(2,962,297)	1,459,451	35,324,486	—	(499,145)	1,249,809	3,798,332
Columbia Select Small Cap Value Fund, Institutional 3 Class
	2,202,333	114,669	(232,901)	44,071	2,128,172	—	(6,319)	—	87,868
Columbia Short-Term Cash Fund, 4.220%
	17,094,487	15,954,101	(20,476,948)	(2,385)	12,569,255	—	(995)	474,016	12,573,027
Columbia Small Cap Growth Fund, Institutional 3 Class
	2,286,101	100,980	(701,142)	479,458	2,165,397	—	(106,754)	—	59,752
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	40,692,100	1,042,288	(25,504,498)	4,094,020	20,323,910	—	(3,293,193)	934,187	2,014,263
Total	334,764,728			30,265,270	339,675,165	465,127	(5,097,458)	7,242,087

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2025.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Capital Allocation Moderate Conservative Portfolio | 2025

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.5%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	477,589	5,067,216
Total Alternative Strategies Funds (Cost $4,718,576)		5,067,216

Equity Funds 52.7%

International 12.4%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	1,466,746	25,594,713
Columbia Overseas Core Fund, Institutional 3 Class(a)	8,090,721	106,635,707
Total		132,230,420
U.S. Large Cap 38.6%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,484,580	106,638,173
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	4,488,252	106,820,410
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	1,105,000	101,648,953
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	5,041,795	95,289,923
Total		410,397,459
U.S. Small Cap 1.7%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	361,905	8,765,349
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	248,762	9,015,115
Total		17,780,464
Total Equity Funds (Cost $434,563,580)		560,408,343

Exchange-Traded Equity Funds 2.7%

Emerging Markets 2.7%
Columbia Research Enhanced Emerging Economies ETF(a)	1,019,992	28,395,353
Total Exchange-Traded Equity Funds (Cost $25,581,399)		28,395,353

Fixed Income Funds 41.5%
	Shares	Value ($)
Emerging Markets 2.3%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,359,385	23,900,571
High Yield 4.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	4,251,474	47,573,986
Investment Grade 34.7%
Columbia Bond Fund, Institutional 3 Class(a)	7,265,341	220,285,152
Columbia Quality Income Fund, Institutional 3 Class(a)	2,256,117	41,422,315
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	8,739,185	81,274,418
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,610,433	26,339,265
Total		369,321,150
Total Fixed Income Funds (Cost $467,889,226)		440,795,707

Money Market Funds 2.1%

Columbia Short-Term Cash Fund, 4.220%(a),(c)	22,723,307	22,716,490
Total Money Market Funds (Cost $22,716,492)		22,716,490
Total Investments in Securities (Cost: $955,469,273)		1,057,383,109
Other Assets & Liabilities, Net		5,668,440
Net Assets		1,063,051,549
At October 31, 2025, securities and/or cash totaling $5,837,980 were pledged as collateral.

Columbia Capital Allocation Moderate Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,757,000 EUR	7,849,742 USD	Citi	11/26/2025	51,623	—
1,140,099,000 JPY	7,473,192 USD	Citi	11/26/2025	58,683	—
7,585,767 USD	77,240,000 NOK	Citi	11/26/2025	39,624	—
15,623,261 USD	2,364,679,000 JPY	Goldman Sachs International	11/26/2025	—	(244,829)
6,273,000 CHF	7,853,292 USD	Morgan Stanley	11/26/2025	38,223	—
7,467,438 USD	10,463,000 CAD	State Street	11/26/2025	945	—
73,101,000 SEK	7,666,235 USD	Wells Fargo	11/26/2025	—	(38,544)
8,040,841 USD	12,183,000 AUD	Wells Fargo	11/26/2025	—	(67,449)
Total				189,098	(350,822)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	87	11/2025	EUR	7,074,840	—	(118,470)
IBEX 35 Index	44	11/2025	EUR	7,040,616	111,806	—
MSCI Emerging Markets Index	329	12/2025	USD	23,155,020	1,029,750	—
Russell 2000 Index E-mini	46	12/2025	USD	5,726,770	146,281	—
S&P 500 Index E-mini	14	12/2025	USD	4,811,800	159,753	—
S&P/TSX 60 Index	64	12/2025	CAD	22,804,480	463,405	—
U.S. Treasury 10-Year Note	145	12/2025	USD	16,337,422	85,467	—
U.S. Treasury 10-Year Note	179	12/2025	USD	20,168,266	—	(109,374)
Total					1,996,462	(227,844)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(213)	12/2025	EUR	(12,074,970)	—	(551,315)
FTSE 100 Index	(109)	12/2025	GBP	(10,623,140)	—	(604,388)
FTSE/MIB Index	(66)	12/2025	EUR	(14,143,140)	—	(38,159)
MSCI EAFE Index	(78)	12/2025	USD	(10,947,690)	—	(48,837)
Total					—	(1,242,699)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	125,875,350	100,117,649	(13,608,832)	7,900,985	220,285,152	—	(2,315,812)	4,904,908	7,265,341
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	5,190,000	(471,424)	348,640	5,067,216	—	25,818	—	477,589
Columbia Contrarian Core Fund, Institutional 3 Class
	91,531,177	10,637,114	(6,170,594)	10,640,476	106,638,173	—	1,951,028	—	2,484,580
Columbia Cornerstone Equity Fund, Institutional 3 Class
	91,315,939	12,368,122	(3,886,455)	7,022,804	106,820,410	1,680,210	1,582,233	140,605	4,488,252
Columbia Cornerstone Growth Fund, Institutional 3 Class
	103,619,082	1,578,545	(12,473,189)	8,924,515	101,648,953	—	6,249,645	—	1,105,000
Columbia Capital Allocation Moderate Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	15,708,126	8,538,021	(1,690,267)	1,344,691	23,900,571	—	(204,537)	710,904	2,359,385
Columbia Emerging Markets Fund, Institutional 3 Class
	20,847,276	4,397,940	(3,336,085)	3,685,582	25,594,713	—	2,120,989	—	1,466,746
Columbia High Yield Bond Fund, Institutional 3 Class
	110,381,470	4,034,859	(73,704,350)	6,862,007	47,573,986	—	(5,431,840)	4,033,472	4,251,474
Columbia Intrinsic Value Fund, Institutional 3 Class
	78,564,400	21,810,024	(10,741,490)	5,656,989	95,289,923	—	1,899,157	784,045	5,041,795
Columbia Overseas Core Fund, Institutional 3 Class
	115,351,048	137,713	(31,843,860)	22,990,806	106,635,707	—	4,232,185	137,712	8,090,721
Columbia Quality Income Fund, Institutional 3 Class
	102,260,734	2,739,537	(84,214,701)	20,636,745	41,422,315	—	(16,539,988)	2,735,788	2,256,117
Columbia Research Enhanced Emerging Economies ETF
	—	25,581,399	—	2,813,954	28,395,353	—	—	—	1,019,992
Columbia Select Corporate Income Fund, Institutional 3 Class
	82,335,032	2,865,584	(7,474,563)	3,548,365	81,274,418	—	(1,350,964)	2,863,133	8,739,185
Columbia Select Small Cap Value Fund, Institutional 3 Class
	10,348,642	16,516	(1,750,212)	150,403	8,765,349	—	(44,134)	—	361,905
Columbia Short-Term Cash Fund, 4.220%
	17,113,821	56,000,229	(50,396,093)	(1,467)	22,716,490	—	(1,751)	464,764	22,723,307
Columbia Small Cap Growth Fund, Institutional 3 Class
	10,416,354	17,510	(3,091,016)	1,672,267	9,015,115	—	(128,162)	—	248,762
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	67,081,737	1,470,675	(51,761,457)	9,548,310	26,339,265	—	(8,309,701)	1,466,572	2,610,433
Total	1,042,750,188			113,746,072	1,057,383,109	1,680,210	(16,265,834)	18,241,903

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2025.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Capital Allocation Moderate Portfolio | 2025

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 1.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,661,968	17,633,476
Total Alternative Strategies Funds (Cost $16,420,240)		17,633,476

Equity Funds 62.6%

International 12.4%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	2,491,305	43,473,281
Columbia Overseas Core Fund, Institutional 3 Class(a)	13,623,992	179,564,209
Total		223,037,490
U.S. Large Cap 48.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,251,357	225,388,234
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	9,388,959	223,457,240
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	2,373,549	218,342,753
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	10,366,222	195,921,593
Total		863,109,820
U.S. Small Cap 2.1%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	770,014	18,649,725
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	523,841	18,984,003
Total		37,633,728
Total Equity Funds (Cost $864,150,428)		1,123,781,038

Exchange-Traded Equity Funds 2.6%

Emerging Markets 2.6%
Columbia Research Enhanced Emerging Economies ETF(a)	1,699,055	47,299,652
Total Exchange-Traded Equity Funds (Cost $42,612,299)		47,299,652

Fixed Income Funds 31.2%
	Shares	Value ($)
Emerging Markets 1.7%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	3,008,782	30,478,957
High Yield 3.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	5,564,049	62,261,713
Investment Grade 26.0%
Columbia Bond Fund, Institutional 3 Class(a)	9,126,680	276,720,958
Columbia Quality Income Fund, Institutional 3 Class(a)	3,355,171	61,600,940
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	9,951,536	92,549,283
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	3,502,700	35,342,240
Total		466,213,421
Total Fixed Income Funds (Cost $589,755,144)		558,954,091

Money Market Funds 2.0%

Columbia Short-Term Cash Fund, 4.220%(a),(c)	36,116,209	36,105,374
Total Money Market Funds (Cost $36,105,401)		36,105,374
Total Investments in Securities (Cost: $1,549,043,512)		1,783,773,631
Other Assets & Liabilities, Net		10,496,983
Net Assets		1,794,270,614
At October 31, 2025, securities and/or cash totaling $10,798,062 were pledged as collateral.
Columbia Capital Allocation Moderate Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
13,240,000 EUR	15,381,173 USD	Citi	11/26/2025	101,153	—
2,225,009,000 JPY	14,584,628 USD	Citi	11/26/2025	114,525	—
14,528,551 USD	147,933,000 NOK	Citi	11/26/2025	75,890	—
30,612,099 USD	4,633,334,000 JPY	Goldman Sachs International	11/26/2025	—	(479,716)
12,014,000 CHF	15,040,563 USD	Morgan Stanley	11/26/2025	73,205	—
14,370,339 USD	20,135,000 CAD	State Street	11/26/2025	1,819	—
140,007,000 SEK	14,682,789 USD	Wells Fargo	11/26/2025	—	(73,821)
15,813,060 USD	23,959,000 AUD	Wells Fargo	11/26/2025	—	(132,645)
Total				366,592	(686,182)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	154	11/2025	EUR	12,523,280	—	(209,706)
IBEX 35 Index	78	11/2025	EUR	12,481,092	198,202	—
MSCI Emerging Markets Index	617	12/2025	USD	43,424,460	1,931,173	—
Russell 2000 Index E-mini	99	12/2025	USD	12,325,005	314,822	—
S&P 500 Index E-mini	34	12/2025	USD	11,685,800	387,972	—
S&P/TSX 60 Index	115	12/2025	CAD	40,976,800	832,680	—
U.S. Treasury 10-Year Note	225	12/2025	USD	25,351,172	132,621	—
U.S. Treasury 10-Year Note	302	12/2025	USD	34,026,906	—	(184,530)
Total					3,797,470	(394,236)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(387)	12/2025	EUR	(21,939,030)	—	(1,001,685)
FTSE 100 Index	(198)	12/2025	GBP	(19,297,080)	—	(1,097,880)
FTSE/MIB Index	(116)	12/2025	EUR	(24,857,640)	—	(67,068)
MSCI EAFE Index	(130)	12/2025	USD	(18,246,150)	—	(81,395)
Total					—	(2,248,028)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	135,738,655	143,682,129	(11,068,179)	8,368,353	276,720,958	—	(1,875,928)	5,693,693	9,126,680
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	17,292,000	(871,760)	1,213,236	17,633,476	—	48,504	—	1,661,968
Columbia Contrarian Core Fund, Institutional 3 Class
	204,521,577	5,108,667	(8,989,219)	24,747,209	225,388,234	—	2,764,608	—	5,251,357
Columbia Cornerstone Equity Fund, Institutional 3 Class
	189,044,773	22,559,703	(4,307,485)	16,160,249	223,457,240	3,468,828	1,753,591	290,281	9,388,959
Columbia Cornerstone Growth Fund, Institutional 3 Class
	229,085,942	4,346,680	(31,925,591)	16,835,722	218,342,753	—	15,979,217	—	2,373,549

Columbia Capital Allocation Moderate Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	17,128,107	14,087,982	(1,981,565)	1,244,433	30,478,957	—	133,402	841,848	3,008,782
Columbia Emerging Markets Fund, Institutional 3 Class
	68,057,909	—	(23,409,525)	(1,175,103)	43,473,281	—	15,615,013	—	2,491,305
Columbia High Yield Bond Fund, Institutional 3 Class
	154,583,286	6,132,512	(108,362,660)	9,908,575	62,261,713	—	(7,893,999)	5,609,520	5,564,049
Columbia Intrinsic Value Fund, Institutional 3 Class
	174,089,932	29,876,568	(20,587,576)	12,542,669	195,921,593	—	3,476,807	1,692,674	10,366,222
Columbia Overseas Core Fund, Institutional 3 Class
	205,515,840	253,282	(62,889,098)	36,684,185	179,564,209	—	12,185,324	253,261	13,623,992
Columbia Quality Income Fund, Institutional 3 Class
	107,282,920	3,660,448	(65,862,741)	16,520,313	61,600,940	—	(11,908,880)	3,107,155	3,355,171
Columbia Research Enhanced Emerging Economies ETF
	—	42,612,299	—	4,687,353	47,299,652	—	—	—	1,699,055
Columbia Select Corporate Income Fund, Institutional 3 Class
	91,946,087	3,647,476	(6,741,212)	3,696,932	92,549,283	—	(1,208,877)	3,234,605	9,951,536
Columbia Select Small Cap Value Fund, Institutional 3 Class
	22,530,555	312,355	(4,233,387)	40,202	18,649,725	—	178,109	—	770,014
Columbia Short-Term Cash Fund, 4.220%
	26,040,971	100,217,487	(90,150,675)	(2,409)	36,105,374	—	(2,601)	684,922	36,116,209
Columbia Small Cap Growth Fund, Institutional 3 Class
	22,829,165	22,965	(7,152,117)	3,283,990	18,984,003	—	24,444	—	523,841
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	53,964,168	1,726,113	(25,957,552)	5,609,511	35,342,240	—	(4,453,576)	1,306,976	3,502,700
Total	1,702,359,887			160,365,420	1,783,773,631	3,468,828	24,815,158	22,714,935

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2025.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Capital Allocation Moderate Aggressive Portfolio | 2025

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 1.5%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,923,945	20,413,059
Total Alternative Strategies Funds (Cost $19,008,801)		20,413,059

Equity Funds 76.6%

International 16.5%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	2,605,352	45,463,398
Columbia Overseas Core Fund, Institutional 3 Class(a)	14,268,503	188,058,866
Total		233,522,264
U.S. Large Cap 57.6%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,065,929	217,429,670
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	8,898,118	211,775,198
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	2,222,921	204,486,533
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	9,645,624	182,302,300
Total		815,993,701
U.S. Small Cap 2.5%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	731,146	17,708,361
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	490,075	17,760,310
Total		35,468,671
Total Equity Funds (Cost $807,414,614)		1,084,984,636

Exchange-Traded Equity Funds 3.5%

Emerging Markets 3.5%
Columbia Research Enhanced Emerging Economies ETF(a)	1,778,635	49,515,064
Total Exchange-Traded Equity Funds (Cost $44,608,166)		49,515,064

Fixed Income Funds 15.7%
	Shares	Value ($)
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,365,737	13,834,911
High Yield 1.9%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,498,719	27,960,664
Investment Grade 12.8%
Columbia Bond Fund, Institutional 3 Class(a)	2,038,327	61,802,092
Columbia Quality Income Fund, Institutional 3 Class(a)	2,634,402	48,367,615
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	5,379,264	50,027,157
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,065,290	20,838,772
Total		181,035,636
Total Fixed Income Funds (Cost $217,053,907)		222,831,211

Money Market Funds 2.1%

Columbia Short-Term Cash Fund, 4.220%(a),(c)	29,823,242	29,814,295
Total Money Market Funds (Cost $29,814,315)		29,814,295
Total Investments in Securities (Cost: $1,117,899,803)		1,407,558,265
Other Assets & Liabilities, Net		9,037,277
Net Assets		1,416,595,542
At October 31, 2025, securities and/or cash totaling $9,259,524 were pledged as collateral.

Columbia Capital Allocation Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,875,000 EUR	13,795,425 USD	Citi	11/26/2025	90,725	—
1,982,981,000 JPY	12,998,168 USD	Citi	11/26/2025	102,067	—
12,801,130 USD	130,344,000 NOK	Citi	11/26/2025	66,866	—
27,454,708 USD	4,155,443,000 JPY	Goldman Sachs International	11/26/2025	—	(430,237)
10,585,000 CHF	13,251,569 USD	Morgan Stanley	11/26/2025	64,497	—
12,693,858 USD	17,786,000 CAD	State Street	11/26/2025	1,607	—
123,361,000 SEK	12,937,093 USD	Wells Fargo	11/26/2025	—	(65,044)
14,264,688 USD	21,613,000 AUD	Wells Fargo	11/26/2025	—	(119,657)
Total				325,762	(614,938)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	130	11/2025	EUR	10,571,600	—	(177,025)
IBEX 35 Index	66	11/2025	EUR	10,560,924	167,710	—
MSCI Emerging Markets Index	535	12/2025	USD	37,653,300	1,674,518	—
Russell 2000 Index E-mini	89	12/2025	USD	11,080,055	283,022	—
S&P 500 Index E-mini	32	12/2025	USD	10,998,400	365,150	—
S&P/TSX 60 Index	100	12/2025	CAD	35,632,000	724,070	—
U.S. Treasury 10-Year Note	193	12/2025	USD	21,745,672	113,759	—
U.S. Treasury 10-Year Note	238	12/2025	USD	26,815,906	—	(145,424)
Total					3,328,229	(322,449)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(327)	12/2025	EUR	(18,537,630)	—	(846,385)
FTSE 100 Index	(168)	12/2025	GBP	(16,373,280)	—	(931,534)
FTSE/MIB Index	(93)	12/2025	EUR	(19,928,970)	—	(53,770)
MSCI EAFE Index	(100)	12/2025	USD	(14,035,500)	—	(62,612)
Total					—	(1,894,301)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	—	61,094,035	—	708,057	61,802,092	—	—	586,035	2,038,327
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	20,265,094	(1,256,293)	1,404,258	20,413,059	—	82,035	—	1,923,945
Columbia Contrarian Core Fund, Institutional 3 Class
	197,164,113	2,075,097	(5,880,428)	24,070,888	217,429,670	—	2,450,031	—	5,065,929
Columbia Cornerstone Equity Fund, Institutional 3 Class
	193,792,953	4,304,279	(2,366,150)	16,044,116	211,775,198	3,549,236	1,343,534	297,010	8,898,118
Columbia Cornerstone Growth Fund, Institutional 3 Class
	205,271,465	5,210,820	(23,721,088)	17,725,336	204,486,533	—	12,389,248	—	2,222,921
Columbia Capital Allocation Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	6,566,077	7,317,513	(592,213)	543,534	13,834,911	—	35,906	351,343	1,365,737
Columbia Emerging Markets Fund, Institutional 3 Class
	78,033,027	2,073	(36,163,474)	3,591,772	45,463,398	—	12,582,389	—	2,605,352
Columbia High Yield Bond Fund, Institutional 3 Class
	92,507,411	3,729,694	(72,952,537)	4,676,096	27,960,664	—	(3,497,781)	3,239,644	2,498,719
Columbia Intrinsic Value Fund, Institutional 3 Class
	156,348,589	29,874,200	(15,755,209)	11,834,720	182,302,300	—	2,877,670	1,535,492	9,645,624
Columbia Overseas Core Fund, Institutional 3 Class
	182,595,695	247,851	(30,327,726)	35,543,046	188,058,866	—	9,467,717	230,700	14,268,503
Columbia Quality Income Fund, Institutional 3 Class
	60,854,080	2,519,022	(17,156,087)	2,150,600	48,367,615	—	679,782	1,914,534	2,634,402
Columbia Research Enhanced Emerging Economies ETF
	—	44,608,166	—	4,906,898	49,515,064	—	—	—	1,778,635
Columbia Select Corporate Income Fund, Institutional 3 Class
	48,950,438	2,174,697	(2,412,812)	1,314,834	50,027,157	—	23,986	1,742,497	5,379,264
Columbia Select Small Cap Value Fund, Institutional 3 Class
	21,620,825	371,668	(3,353,252)	(930,880)	17,708,361	—	1,139,756	—	731,146
Columbia Short-Term Cash Fund, 4.220%
	18,004,803	78,524,981	(66,713,819)	(1,670)	29,814,295	—	(1,864)	485,030	29,823,242
Columbia Small Cap Growth Fund, Institutional 3 Class
	22,122,119	61,035	(5,737,699)	1,314,855	17,760,310	—	1,856,003	—	490,075
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	24,052,706	950,046	(4,708,560)	544,580	20,838,772	—	25,994	627,657	2,065,290
Total	1,307,884,301			125,441,040	1,407,558,265	3,549,236	41,454,406	11,009,942

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2025.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Capital Allocation Aggressive Portfolio | 2025

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3QT124_01_R01_(12/25)